Derivative Financial Instruments - Notional Amounts and Fair Values of Derivative Financial Instruments (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedges [line items]
Notional amount	£ 1,125,419	£ 1,234,879
Fair value assets	19,942	25,471
Fair value liabilities	17,613	23,103
Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,027,125	1,123,644
Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount	98,294	111,235
Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount	62,267	74,742
Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount	36,027	36,493
Exchange Rate Contracts [member]
Disclosure of detailed information about hedges [line items]
Notional amount	169,918	193,126
Exchange Rate Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Notional amount	144,160	165,521
Exchange Rate Contracts [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,641	3,819
Exchange Rate Contracts [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount	23,117	23,786
Interest Rate Contracts [member]
Disclosure of detailed information about hedges [line items]
Notional amount	935,645	1,026,330
Interest Rate Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Notional amount	863,151	942,798
Interest Rate Contracts [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount	59,610	70,849
Interest Rate Contracts [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount	12,884	12,683
Equity and Credit Contracts [member]
Disclosure of detailed information about hedges [line items]
Notional amount	19,856	15,423
Equity and Credit Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Notional amount	19,814	15,325
Equity Investments [Member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount	16	74
Equity Investments [Member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount	26	24
Fair Value [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	19,942	25,471
Fair value liabilities	17,613	23,103
Fair Value [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	15,059	19,102
Fair value liabilities	15,963	21,223
Fair Value [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	4,883	6,369
Fair value liabilities	1,650	1,880
Fair Value [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	1,584	2,333
Fair value liabilities	1,480	1,790
Fair Value [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	3,299	4,036
Fair value liabilities	170	90
Fair Value [member] | Exchange Rate Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	2,559	3,664
Fair value liabilities	4,130	6,022
Fair Value [member] | Exchange Rate Contracts [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	312	751
Fair value liabilities	6
Fair Value [member] | Exchange Rate Contracts [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	3,206	3,907
Fair value liabilities	55	8
Fair Value [member] | Interest Rate Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	11,612	14,117
Fair value liabilities	11,140	14,341
Fair Value [member] | Interest Rate Contracts [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	1,272	1,578
Fair value liabilities	1,470	1,790
Fair Value [member] | Interest Rate Contracts [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	84	120
Fair value liabilities	115	82
Fair Value [member] | Equity and Credit Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	888	1,321
Fair value liabilities	693	860
Fair Value [member] | Equity Investments [Member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets		4
Fair value liabilities	4
Fair Value [member] | Equity Investments [Member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	£ 9	£ 9